RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tuition Fees [Member]
Related Party Transaction [Line Items]
Related party transactions		$ 8,672,904	$ 7,924,903
Guarantee Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	18,188	90,490	70,245
Service Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	108,068	64,586
Mr. Han [Member]
Related Party Transaction [Line Items]
Maximum amount of undiscounted guarantee payments	217,356	4,448,162
Guarantee liability		18,313
Payment to discharge guarantee obligation		78,931
Mr. Han [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Guarantee term	12 months
Mr. Han [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Guarantee term	20 months
Mr. Han [Member] | Amounts Received [Member]
Related Party Transaction [Line Items]
Related party transactions		(141,329)	(668,652)
Mr. Han [Member] | Repayments [Member]
Related Party Transaction [Line Items]
Related party transactions		232,879	745,918
Chuanbang [Member] | Amounts Received [Member]
Related Party Transaction [Line Items]
Related party transactions		(153,386)	(308,658)
Chuanbang [Member] | Repayments [Member]
Related Party Transaction [Line Items]
Related party transactions		$ 153,386	$ 308,658